Derivative financial instruments (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Effects of derivatives
Amount of gain or (loss) recognized in financial income (expense), Total	$ (416)	$ 296	$ 358	$ (120)	$ 597
Financial settlement (Inflows)/ Outflows	(226)	(182)	(128)	(408)	(155)
Amount of gain or (loss) recognized in OCI	(112)	9	141	(103)	146
Designated
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	35	52	(17)	87	(50)
Financial settlement (Inflows)/ Outflows	(36)	(52)	17	(88)	37
Amount of gain or (loss) recognized in OCI	(112)	9	141	(103)	146
Designated | Aluminium
Effects of derivatives
Financial settlement (Inflows)/ Outflows					50
Amount of gain or (loss) recognized in OCI			4		4
Designated | Bunker Oil Hedge
Effects of derivatives
Amount of gain or (loss) recognized in OCI	(13)			(13)
Designated | Strategic Nickel
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	35	52	(17)	87	(50)
Financial settlement (Inflows)/ Outflows	(36)	(52)	17	(88)	(13)
Amount of gain or (loss) recognized in OCI	(21)	(43)	137	(64)	128
Designated | Foreign exchange cash flow hedge
Effects of derivatives
Amount of gain or (loss) recognized in OCI	(78)	52		(26)	14
Non-designated | Foreign exchange and interest rate risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(459)	248	361	(211)	580
Financial settlement (Inflows)/ Outflows	(185)	(132)	(111)	(317)	(160)
Non-designated | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(407)	208	389	(199)	564
Financial settlement (Inflows)/ Outflows	(180)	(129)	(112)	(309)	(160)
Non-designated | Foreign exchange and interest rate risk | USD floating rate vs. fixed USD rate swap
Effects of derivatives
Financial settlement (Inflows)/ Outflows			1		2
Non-designated | Foreign exchange and interest rate risk | EuroBond Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(36)	19	11	(17)	53
Financial settlement (Inflows)/ Outflows		4		4
Non-designated | Foreign exchange and interest rate risk | Pre Dollar Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(16)	12	6	(4)	8
Financial settlement (Inflows)/ Outflows	(5)	(4)		(9)
Non-designated | Foreign exchange and interest rate risk | Swap USD fixed rate vs. CDI
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(47)		(47)
Non-designated | Foreign exchange and interest rate risk | South African Rande Forward
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			2		2
Non-designated | Foreign exchange and interest rate risk | AUD floating rate vs. fixed USD rate swap
Effects of derivatives
Financial settlement (Inflows)/ Outflows					(2)
Non-designated | Foreign exchange and interest rate risk | Treasury future
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		9		9
Financial settlement (Inflows)/ Outflows		(3)		(3)
Non-designated | Commodities price risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	8	(4)	14	4	74
Financial settlement (Inflows)/ Outflows	(5)	2	(34)	(3)	(32)
Non-designated | Commodities price risk | Fixed price program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	8	(4)	12	4	25
Financial settlement (Inflows)/ Outflows	(5)	6	(19)	1	(20)
Non-designated | Commodities price risk | Strategic program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					15
Non-designated | Commodities price risk | Aluminium
Effects of derivatives
Financial settlement (Inflows)/ Outflows					7
Non-designated | Commodities price risk | Bunker Oil Hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			2		34
Financial settlement (Inflows)/ Outflows		(4)	(15)	(4)	(23)
Non-designated | Commodities price risk | Coal
Effects of derivatives
Financial settlement (Inflows)/ Outflows					2
Non-designated | Commodities price risk | Maritime Freight Hiring Protection Program
Effects of derivatives
Financial settlement (Inflows)/ Outflows					2
Non-designated | Embedded derivatives
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					(7)
Non-designated | Embedded derivatives | Energy - Aluminum options
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					$ (7)